Revenue - Net Investments in Direct Financing Leases (Details) $ in Millions	Jun. 30, 2021 vessel	Jun. 30, 2021 lease	Jun. 30, 2021 USD ($)	Dec. 31, 2020 lease	Jan. 07, 2020 vessel	Jan. 07, 2020 lease	Jan. 07, 2020 USD ($)
Lessor, Lease, Description [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Remainder of Fiscal Year			$ 32.3
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years			64.0
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years			64.3
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years			64.2
Purchase Obligation And Deferred Hire Amounts							$ 260.4
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, Year One			64.2
Sales-Type and Direct Financing Leases, Lease Receivable, to be Received, after Year Four			$ 446.5
LNG Carriers [Member]
Lessor, Lease, Description [Line Items]
Number Of Vessels	9	9
LNG Carriers [Member] | Direct Financing Lease [Member]
Lessor, Lease, Description [Line Items]
Number Of Vessels | lease		3		3
Awilco Lng Carrier
Lessor, Lease, Description [Line Items]
Number Of Vessels					2	2